OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2014	2013

Employees and payroll accruals	$205	$329
Accrued expenses	679	591
Deferred revenues	24	-

	$908	$920